INTEREST RATE SWAP DERIVATIVES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments
The following table summarizes the notional amount and other information related to the Company’s interest rate swaps:

	June 30, 2019					December 31, 2018
Derivative Instruments	Number of Instruments	Notional Amount (i)	Reference Rate (ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount (i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives	4	$27,212,600	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.71%	4.6 years	4	$27,346,400	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.73%	5.1 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amount (outstanding principal balance at the maturity date) as of June 30, 2019 was $24,967,299.

(ii)	The reference rate as of June 30, 2019.
(iii)	The reference rate as of December 31, 2018.

The following table summarizes the notional amount and other information related to the Company’s interest rate swaps as of December 31, 2018 and 2017.

	2018					2017
Derivative Instruments	Number of Instruments	Notional Amount (i)	Reference Rate (ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount (i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives	4	$27,346,400	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.73%	5.1 years	2	$10,620,000	One-month LIBOR + applicable spread/Fixed at 4.05%-4.34%	4.21%	7.2 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amount (outstanding principal balance at the maturity date) as of December 31, 2018 was $24,936,799.

(ii)	The reference rate was December 31, 2018.
(iii)	The reference rate was December 31, 2017.

Fair Value of Derivative Instruments
The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the condensed consolidated balance sheets:

		June 30, 2019		December 31, 2018
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value	—	$—	2	$151,215
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value	4	$(1,023,730)	2	$(300,929)

The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the consolidated balance sheets:

		December 31, 2018		December 31, 2017
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value	2	$151,215	2	$7,899
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value	2	$(300,929)	—	$—